SHAREHOLDERS' EQUITY (Composition of Shares Capital) (Details) - shares	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Share capital, Authorized	500,000,000	500,000,000
Share capital, Issued and outstanding	40,272,846	38,419,193